Offerings - Offering: 1	Feb. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	12,500,000
Proposed Maximum Offering Price per Unit	0.339
Maximum Aggregate Offering Price	$ 4,237,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 585.20
Offering Note	(Note 1.a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of common stock, par value $0.00001 per share (the "Common Stock") of zSpace, Inc. (the "Company") that may become issuable upon any share split, share dividend, recapitalization or other similar transaction effected without the Company's receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock. (Note 1.b) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the Company's Common Stock on February 6, 2026.